Summary of significant accounting policies - Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Revision [Line Items]
Deferred insurance acquisition costs	¥ 497,772	¥ 465,499
Deferred income taxes (Long-term liabilities)	410,896	369,919
Future insurance policy benefits and other	3,824,572	3,535,532
Policyholders' account in the life insurance business	2,023,472	1,715,610
Retained earnings	940,262	1,094,775
Unrealized gains on securities, net	127,509	109,079
Noncontrolling interests	525,004	479,742
As previously reported
Revision [Line Items]
Deferred insurance acquisition costs		460,758
Deferred income taxes (Long-term liabilities)		373,999
Future insurance policy benefits and other		3,540,031
Policyholders' account in the life insurance business		1,693,116
Retained earnings		1,102,297
Unrealized gains on securities, net		107,061
Noncontrolling interests		¥ 483,412